UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

ITEM 1. Schedule of Investments.

Washington Mutual Investors FundSM
Investment portfolio
January 31, 2010		unaudited

		Value
Common stocks — 98.62%	Shares	(000)

ENERGY — 12.90%
Baker Hughes Inc.	2,000,000	$ 90,560
Chevron Corp.	33,116,800	2,388,384
ConocoPhillips	16,350,000	784,800
Exxon Mobil Corp.	5,965,000	384,325
Halliburton Co.	9,750,000	284,797
Hess Corp.	2,140,000	123,671
Marathon Oil Corp.	6,000,000	178,860
Occidental Petroleum Corp.	1,700,000	133,178
Royal Dutch Shell PLC, Class A (ADR)	886,700	49,114
Royal Dutch Shell PLC, Class B (ADR)	28,070,000	1,498,377
Schlumberger Ltd.	4,700,000	298,262
		6,214,328

MATERIALS — 2.93%
Air Products and Chemicals, Inc.	2,500,000	189,900
Alcoa Inc.	8,500,000	108,205
Dow Chemical Co.	17,157,826	464,806
E.I. du Pont de Nemours and Co.	5,300,000	172,833
Monsanto Co.	880,000	66,774
PPG Industries, Inc.	1,950,000	114,426
Praxair, Inc.	3,000,000	225,960
Weyerhaeuser Co.	1,690,000	67,431
		1,410,335

INDUSTRIALS — 16.08%
3M Co.	300,000	24,147
Boeing Co.	19,573,200	1,186,136
Burlington Northern Santa Fe Corp.	1,450,000	144,608
Caterpillar Inc.	2,000,000	104,480
Deere & Co.	2,250,000	112,388
Eaton Corp.	2,712,000	166,083
Emerson Electric Co.	15,750,000	654,255
General Dynamics Corp.	2,950,000	197,208
General Electric Co.	17,500,000	281,400
Honeywell International Inc.	9,200,000	355,488
Illinois Tool Works Inc.	5,430,000	236,694
Lockheed Martin Corp.	5,000,000	372,600
Masco Corp.	9,227,813	125,129
Norfolk Southern Corp.	2,200,000	103,532
Northrop Grumman Corp.	13,400,000	758,440
Pitney Bowes Inc.	10,274,000	214,932
Rockwell Automation	3,000,000	144,720
Southwest Airlines Co.	5,500,000	62,315

		unaudited

		Value
Common stocks	Shares	(000)

INDUSTRIALS (continued)
Tyco International Ltd.	8,000,000	$283,440
United Parcel Service, Inc., Class B	14,750,900	852,159
United Technologies Corp.	16,915,000	1,141,424
Waste Management, Inc.	7,000,000	224,350
		7,745,928

CONSUMER DISCRETIONARY — 7.90%
Best Buy Co., Inc.	1,500,000	54,975
Darden Restaurants, Inc.	2,000,000	73,920
Harley-Davidson, Inc.	3,950,000	89,823
Home Depot, Inc.	19,185,000	537,372
J.C. Penney Co., Inc.	1,600,000	39,728
Johnson Controls, Inc.	23,498,200	653,955
Leggett & Platt, Inc.	4,000,000	73,040
Lowe’s Companies, Inc.	6,400,000	138,560
Mattel, Inc.	3,000,000	59,160
McDonald’s Corp.	22,290,000	1,391,565
McGraw-Hill Companies, Inc.	8,955,367	317,468
News Corp., Class A	11,012,000	138,861
Nordstrom, Inc.	1,100,000	37,994
VF Corp.	2,800,000	201,684
		3,808,105

CONSUMER STAPLES — 8.92%
Avon Products, Inc.	7,330,400	220,938
Coca-Cola Co.	23,515,000	1,275,689
H.J. Heinz Co.	7,000,000	305,410
Kimberly-Clark Corp.	2,700,000	160,353
Kraft Foods Inc., Class A	26,390,000	729,948
PepsiCo, Inc.	8,250,000	491,865
Procter & Gamble Co.	8,300,800	510,914
Sysco Corp.	2,000,000	55,980
Walgreen Co.	2,500,000	90,125
Wal-Mart Stores, Inc.	8,500,000	454,155
		4,295,377

HEALTH CARE — 15.91%
Abbott Laboratories	22,290,400	1,180,054
Aetna Inc.	7,400,000	221,778
Baxter International Inc.	3,810,000	219,418
Becton, Dickinson and Co.	1,000,000	75,370
Bristol-Myers Squibb Co.	27,500,000	669,900
Cardinal Health, Inc.	13,691,000	452,761
Eli Lilly and Co.	27,500,000	968,000
Johnson & Johnson	18,115,000	1,138,709
Medtronic, Inc.	11,915,000	511,034
Merck & Co., Inc.	46,290,000	1,767,352
Pfizer Inc	15,988,250	298,341
Stryker Corp.	1,650,000	85,668
UnitedHealth Group Inc.	2,250,000	74,250
		7,662,635

FINANCIALS — 8.03%
Allstate Corp.	9,500,000	284,335
American Express Co.	10,000,000	376,600
BB&T Corp.	5,815,000	162,064

		unaudited

		Value
Common stocks	Shares	(000)

FINANCIALS (continued)
Chubb Corp.	5,000,000	$250,000
HSBC Holdings PLC (ADR)	3,900,000	208,689
JPMorgan Chase & Co.	6,349,100	247,234
KeyCorp	7,000,000	50,260
Marsh & McLennan Companies, Inc.	26,266,900	566,315
Moody’s Corp.	2,870,000	79,183
PNC Financial Services Group, Inc.	1,645,000	91,182
U.S. Bancorp	24,725,600	620,118
Wells Fargo & Co.	32,770,000	931,651
		3,867,631

INFORMATION TECHNOLOGY — 7.80%
Automatic Data Processing, Inc.	5,395,000	220,062
Google Inc., Class A1	450,000	238,239
Hewlett-Packard Co.	10,810,000	508,827
Intel Corp.	28,200,000	547,080
International Business Machines Corp.	4,685,000	573,397
Linear Technology Corp.	7,790,000	203,319
Microsoft Corp.	22,330,000	629,259
Oracle Corp.	12,213,300	281,638
Paychex, Inc.	10,950,000	317,440
Texas Instruments Inc.	10,500,000	236,250
		3,755,511

TELECOMMUNICATION SERVICES — 6.85%
AT&T Inc.	58,415,000	1,481,404
Verizon Communications Inc.	61,750,000	1,816,685
		3,298,089

UTILITIES — 10.38%
Ameren Corp.	1,400,000	35,770
American Electric Power Co., Inc.	3,800,000	131,670
Consolidated Edison, Inc.	2,800,000	122,472
Dominion Resources, Inc.	4,550,000	170,443
Duke Energy Corp.	45,100,000	745,503
Entergy Corp.	8,871,184	676,960
Exelon Corp.	22,660,000	1,033,749
FirstEnergy Corp.	11,700,000	510,354
FPL Group, Inc.	4,432,300	216,119
NiSource Inc.	2,500,000	35,625
PPL Corp.	18,603,615	548,621
Southern Co.	17,300,000	553,600
Xcel Energy Inc.	10,500,000	218,190
		4,999,076

MISCELLANEOUS — 0.92%
Other common stocks in initial period of acquisition		443,283

Total common stocks (cost: $41,501,860,000)		$47,500,298

		unaudited

	Principal amount	Value
Short-term securities — 1.51%	(000)	(000)

Abbott Laboratories 0.11% due 3/23/20102	$ 35,700	$ 35,694
Bank of America Corp. 0.11% due 2/1/2010	1,200	1,200
Enterprise Funding Co. LLC 0.16% due 3/22/20102	30,500	30,493
Fannie Mae 0.048%–0.25% due 2/3–8/16/2010	154,803	154,705
Federal Farm Credit Banks 0.08%–0.17% due 3/15–5/27/2010	18,800	18,795
Federal Home Loan Bank 0.09%–0.11% due 2/3–5/17/2010	76,900	76,883
Freddie Mac 0.05%–0.22% due 2/16–6/22/2010	187,684	187,643
Honeywell International Inc. 0.12%–0.14% due 3/22–3/31/20102	56,300	56,285
Johnson & Johnson 0.10% due 3/9/20102	32,400	32,397
Jupiter Securitization Co., LLC 0.14% due 2/17–2/18/20102	45,000	44,997
Park Avenue Receivables Co., LLC 0.14% due 2/16/20102	40,000	39,997
Straight-A Funding LLC 0.15% due 3/12/20102	25,000	24,996
U.S. Treasury Bills 0.161% due 5/27/2010	20,000	19,995

Total short-term securities (cost: $724,033,000)		724,080

Total investment securities (cost: $42,225,893,000)		48,224,378
Other assets less liabilities		(60,679)

Net assets		$48,163,699

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $264,859,000, which represented .55% of the net assets of the Fund.

Key to abbreviation

ADR = American Depositary Receipts
Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

unaudited

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The Fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of January 31, 2010 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$ 6,214,328	$ —	$ —	$ 6,214,328
Materials	1,410,335	—	—	1,410,335
Industrials	7,745,928	—	—	7,745,928
Consumer discretionary	3,808,105	—	—	3,808,105
Consumer staples	4,295,377	—	—	4,295,377
Health care	7,662,635	—	—	7,662,635
Financials	3,867,631	—	—	3,867,631
Information technology	3,755,511	—	—	3,755,511
Telecommunication services	3,298,089	—	—	3,298,089
Utilities	4,999,076	—	—	4,999,076
Miscellaneous	443,283	—	—	443,283
Short-term securities	—	724,080	—	724,080
Total	$47,500,298	$724,080	$ —	$48,224,378

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,758,414
Gross unrealized depreciation on investment securities	(1,859,074)
Net unrealized appreciation on investment securities	5,899,340
Cost of investment securities for federal income tax purposes	42,325,038

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

ITEM 2. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred  during the  Registrant's last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By  /s/ Jeffrey L. Steele
                               Jeffrey L. Steele, President and Principal Executive Officer

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele

     Jeffrey L. Steele, President and Principal Executive Officer

Date: March 29, 2010

 By /s/ Michael W. Stockton
      Michael W. Stockton, Principal Financial Officer,
Vice President and Treasurer

Date: March 29, 2010